Label	Element	Value
Tortoise Water Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tortoise Water Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Tortoise Water Fund (the “Fund”) seeks investment results that correspond (before fees and expenses) generally to the price and distribution rate (total return) performance of the Tortoise Water Index® (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account at the shareholder level.  These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance.  Information on fund portfolio turnover will be noted once the fund has an operating history.  From February 14, 2017 (commencement of operations) through November 30, 2017, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund (“ETF”) and employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index. The Underlying Index is a proprietary rules-based, modified market capitalization-weighted, float adjusted index designed to track the overall performance of equity securities of Water Companies (as defined below) listed on the New York Stock Exchange, NASDAQ, or Toronto Stock Exchange. The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name (i.e., Water Companies).  A Water Company is defined as a company that derives significant gross revenues from either water infrastructure or water management.  Water infrastructure companies are those whose principal business is providing public water distribution or supporting/enhancing water distribution infrastructure via equipment, engineering and/or construction.  Water management companies provide technologies or products that manage or facilitate the management of water distribution and usage, including the fields of water efficiency, water treatment, and irrigation.

The Underlying Index may include small and medium capitalization companies.  Eligible constituents must also have a total float adjusted equity market capitalization of at least $200 million USD at the time of inclusion in the Underlying Index. In order to remain in the Underlying Index, a company must maintain an average float adjusted equity market capitalization of at least $150 million USD for a minimum of 20 trading days prior to the rebalance of the Underlying Index.

Many companies that are engaged in the water industry also derive substantial revenues from non-water related activities.  Some such companies, including some in the Underlying Index, derive less than half of overall company revenues from water industry activities.  In some instances, these companies may have market caps that are substantial relative to the size of the industry.  While Tortoise Index Solutions, LLC (the “Adviser”) believes including such companies in the Underlying Index is important, equally important is the Adviser’s prerequisite that the Underlying Index derives a significant portion of its revenue from water related activities. In an effort to create an index that does both, the Underlying Index utilizes a “revenue weighting” methodology.

Revenues from all potential index companies are collected annually from company 10-Ks or equivalents.  The inclusion criteria is then applied.  Water Companies are divided into two segments.  Those companies with at least 50% of their gross revenues derived from water related activities comprise the “direct water exposure” segment (“direct segment”).  The direct segment will be weighted to represent a minimum of 70% of the aggregate float-adjusted market cap of the Underlying Index at the rebalance reference date.

Water Companies that derive significant, but less than a majority of, gross revenues from water related activities will comprise the “indirect water exposure” segment (“indirect segment”).  Initially, the indirect segment will be weighted to represent a maximum of 30% of the aggregate float-adjusted market cap of the Underlying Index at the rebalance reference date.  Constituents in the indirect segment will be equally weighted and no security in this segment will have a weight higher than 4% of the aggregate float-adjusted market cap of the Underlying Index.  It is possible, therefore, that the resulting sum of weights in the indirect segment is less than 30% due to the 4% limitation on individual securities.  In that event, the excess available market cap will be redistributed to the direct segment.  No individual security in the direct segment may be more than a 7.5% weight of the total Underlying Index market cap as of the rebalance reference date.

In seeking to achieve its objective as an index fund, the Fund will invest at least 80% of its net assets (excluding any collateral held from securities lending) in common stocks and American depository receipts (“ADRs”) that comprise the Underlying Index. ADRs are negotiable receipts issued by a U.S. bank or trust company that evidence ownership of securities in a foreign company which have been deposited with such bank or trust company’s office or agent in a foreign country. The Fund may also invest in Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) (collectively, with ADRs, “Depositary Receipts”). Under normal conditions, the Fund generally will invest in substantially all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index; however, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Underlying Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Underlying Index or utilize various combinations of other available investment techniques in seeking performance that corresponds to the performance of the Underlying Index.  The Fund may invest up to 20% of its assets in certain index futures, options, options on index futures, swap contracts or other derivatives related to the Underlying Index and its components, cash and cash equivalents, other investment companies, as well as in securities and other instruments not included in the Underlying Index but which the Tortoise Index Solutions, LLC (the “Adviser”) believes will help the Fund track the Underlying Index.

As of the March 16, 2018 rebalance, the Underlying Index was comprised of 32 constituents. No constituents will be added to the Underlying Index between rebalance dates, which take place on a quarterly basis in March, June, September and December. Constituents are reviewed annually, at the December rebalance, to determine that they continue to meet the definition of a Water Company under the Underlying Index methodology. Constituents in the Underlying Index may be deleted from the Underlying Index due to corporate events such as mergers, acquisitions, bankruptcies, takeovers, or delistings. Standard rebalances take place on a quarterly basis. Special rebalances are triggered by corporate actions and will be implemented as practically as possible on a case-by-case basis. Underlying Index constituent changes and updates as well as any changes to the methodology will be posted to www.tortoiseadvisors.com. The Underlying Index was developed by the Adviser in 2016. The Adviser (also referred to herein as the “Index Provider”) provides the Underlying Index for use by the Fund’s at no cost to the Fund.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index concentrates in an industry or group of industries. The Underlying Index and the Fund will be concentrated in the water industry.

The Fund has elected to be, and intends to qualify each year for treatment as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index concentrates in an industry or group of industries. The Underlying Index and the Fund will be concentrated in the water industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all funds, a shareholder of the Fund is subject to the risk that his or her investment could lose money.  The principal risks affecting shareholders’ investments in the Fund are set forth below.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

General Market Risk.  The Fund is subject to the risk that it will not achieve its investment objective and that the value of an investment in its securities could decline substantially and cause you to lose some or all of your investment.  The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities in the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Water Industry Risk. Any adverse developments in the water infrastructure and management industry may significantly affect the value of the shares of the fund.  Companies in the water industry are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and water conservation influences.

Newer Fund Risk. The Fund has a limited operating history and there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees (the “Board”) of Managed Portfolio Series (the “Trust”) may determine to liquidate the Fund.

Depository Receipt Risk.  Investing in Depository Receipts may be subject to certain risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks.  Depository Receipts may be less liquid than the underlying shares in the primary trading market.  Depository Receipts may not track the price of their underlying foreign securities on which they are based, may have limited voting rights, and may have a distribution subject to a fee charged by the depository.  As a result, equity shares of the underlying issuer may trade at a discount or premium to the market price of the depository receipts.

Concentration Risk. Because the Fund’s assets will be concentrated in the water industry, the Fund is subject to loss due to adverse occurrences that may affect that industry. The Fund’s focus in this industry presents more risk than if it were broadly diversified over numerous industries and sectors of the economy. An inherent risk associated with any investment focus is that the Fund may be adversely affected if a small number of its investments perform poorly.

Equity Securities Risk.  Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors affecting securities markets generally, the equity securities of water companies in particular, or a particular company.

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Mid-Cap and Small-Cap Companies Risk. Companies defined as small and mid-cap securities may involve greater risk than is normally associated with large cap companies and, as a result, may be more volatile and less liquid than the securities of large-cap companies, and may have returns that vary substantially from the overall securities markets.

RIC Compliance Risk.  The Fund has elected to be, and intends to qualify each year for treatment as, a RIC under the Code.  To maintain the Fund’s qualification for federal income tax treatment as a RIC, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements.  If for any taxable year the Fund fails to qualify for the special federal income tax treatment afforded to RICs, all of the Fund’s taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders) and its income available for distribution will be reduced.

Liquidity Risk. The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities or close derivative positions at an advantageous price or in a timely manner. Illiquid or restricted securities cannot be sold immediately because of statutory and contractual restrictions on resale.

Passive Investment Risk. The Fund is not actively managed and therefore the Fund generally will not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index or the selling of the security is otherwise required upon a rebalancing of the Underlying Index.

Tracking Error Risk.  There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective.  The Fund’s return may not match the return of its Underlying Index for a number of reasons, including differences between the securities held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of cash, differences in timing of the accrual of distributions, changes to the Underlying Index or the need to meet various new or existing regulatory requirements.  Consequently, the performance of the Fund may diverge from that of its Underlying Index.  This risk may be heightened during times of increased market volatility or other unusual market conditions, or due to delays of the Fund in purchasing and selling securities.  Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Derivatives Risk.  Derivatives are financial contracts whose value depend on, or are derived from, the value of an underlying asset, reference rate, or index. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain derivative instruments can lose more than the principal amount invested. Derivatives may involve significant risks.  Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Derivatives may expose the Fund to additional risks including: the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk); the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk); the risk that losses may be greater than the amount invested (leverage risk); the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk); the risk that the investment may be difficult to value (pricing risk); and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk).

Non-Diversification Risk.  The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.  Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Absence of Active Trading Market Risk.  Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.  There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged.

Shares May Trade at Prices Different than Net Asset Value Per Share.  Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares of the Fund may result in shares trading at a significant premium or discount to NAV.  If a shareholder purchases shares when the market price is at a premium to the NAV or sells shares when the market price is at a discount to the NAV, the shareholder may sustain losses.

Trading Risks.  The Fund faces numerous trading risks, including disruption in the creation/redemption process of the Fund and losses from trading in the secondary markets.  Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons or due to extraordinary market volatility pursuant to “circuit breaker” rules on the exchange or market.  Additionally, an exchange or market may also close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments.  In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Legal and Regulatory Change Risks.  The regulatory environment for investment companies is evolving, and changes in regulation may adversely affect the value of the Fund’s investments and its ability to pursue its trading strategy.  The effect of any future regulatory change on the Fund could be substantial and adverse.

Methodology Risks. The Index Provider relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Index Provider can offer assurances that Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Newer Fund Risk. The Fund has a limited operating history and there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees (the “Board”) of Managed Portfolio Series (the “Trust”) may determine to liquidate the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, a shareholder of the Fund is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund has a limited performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance. Updated performance information for the Fund is available on the Fund’s website — http://etp.tortoiseadvisors.com/tblu/performance/ — or by calling 844-TR-INDEX (844-874-6339).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	844-874-6339
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://etp.tortoiseadvisors.com/tblu/performance/
Tortoise Water Fund | Tortoise Water Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	128
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	224
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 505